INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes
INCOME TAXES

21. INCOME TAXES

The following table reconciles the expected income taxes at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of comprehensive loss for the years ended December 31, 2024, 2023 and 2021:

	December 31, 2024	December 31, 2023	December 31, 2022
Loss before income taxes	$13,877,473	$23,611,810	$27,654,364
Canadian statutory rates	27%	27%	27%
Expected income tax recovery	3,725,300	6,330,400	7,338,900
Impact of different foreign statutory tax rates	-	-	-
Non-deductible items	(99,400)	(509,800)	(1,214,400)
Share issue costs	779,600	773,400	1,400
Adjustments to prior years provision versus statutory tax returns	258,200	(87,600)	(742,400)
Differences between prior year provision and final tax return	-	(153,400)	867,500
Change in deferred tax asset not recognized	(4,663,700)	(6,353,000)	(6,251,000)
Income tax	$-	$-	$-

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31, 2024	December 31, 2023	December 31, 2022
Deferred income tax assets (liabilities):
Share issuance costs	$1,736,000	$995,000	$568,000
Non-capital losses	24,055,000	20,377,000	14,602,000
Property and equipment	457,000	1,115,000	962,000
Capital gain reserve	-	-	-
Scientific Research and Experimental Development	377,000	365,000	367,000
Total deferred income tax assets	$26,625,000	$22,852,000	16,499,000
Deferred income tax not recognized	(26,625,000)	(22,852,000)	(16,499,000)
Net deferred tax assets	$-	$-	$-

The Company has non-capital loss carry forward of approximately $80,922,670 which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the years 2030 to 2044. The Company has non-capital loss carry forward of $8,662,723 CAD ($6,468,141 USD) which may be carried forward to apply against future year income tax for tax purposes in the United States, subject to the final determination by the tax authorities, expiring in the years 2040 to 2044.